Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 MYR (RM)
Summary of Significant Accounting Policies [Abstract]
Share subscriptions received in advance		$ 318,600
Payment for share subscriptions received in advance	(318,600)	$ 318,600
Deposits	$ 61,637		RM 250,000